Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
11. Share-Based Compensation
The Company’s 2017 Equity Incentive Plan (the 2017 Plan) provided for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, to the Company’s employees, directors, and consultants. The 2017 Plan terminated one business day prior to effectiveness of the 2022 Equity Incentive Plan (the 2022 Plan) with respect to the grant of future awards. The 2022 Plan became effective on February 3, 2022 and provides for the grant of incentive stock options to the Company’s employees and for the grant of nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units (RSUs), and performance awards to the Company’s employees, directors, and consultants.
The aggregate number of shares of common stock that may be issued pursuant to equity awards under the 2022 Plan is 4,296,875 shares, plus shares subject to awards granted under the 2017 Plan that expire or otherwise terminate without having been exercised in full or are forfeited to or repurchased by the Company (provided that the maximum number of shares that may be added to the 2022 Plan pursuant to awards under the 2017 Plan is 6,269,300 shares). The number of shares of common stock reserved for issuance under the 2022
Plan shall be cumulatively increased on the first day of each fiscal year, beginning with the Company’s 2023 fiscal year and ending on the ten year anniversary of the date the Company’s board of directors approves the 2022 Plan equal to the least of 4,296,875 shares, 5% of the total number of shares of common stock outstanding as of the last day of the immediately preceding fiscal year, or a lesser number of shares determined by the administrator of the 2022 Plan.
Share-based compensation expense by type of award was as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Stock options	$3,030	$757
Restricted stock units	696	—
Restricted stock units—executive officer	755	—

Total share-based compensation expense	$4,481	$757

The Company recognized $4.5 million in share-based compensation expense during the three months ended March 31, 2022, of which $1.3 million was included in research and development and $3.2 million was included in general and administrative in the accompanying condensed consolidated statements of operations. The Company recognized $0.8 million in share-based compensation expense during the three months ended March 31, 2021, of which $0.2 million was included in research and development and $0.6 million was included in general and administrative in the accompanying condensed consolidated statements of operations.
Stock Options
Stock options granted under the 2017 Plan and the 2022 Plan vest over three or four years and expire after 10 years. The Company uses the Black Scholes option pricing model to determine the grant date fair value of stock options.
A summary of stock option activity for awards under the 2017 Plan and the 2022 Plan is presented below:

	Options Outstanding and Exercisable
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2022	5,598,830	$5.36	8.9	$7,349
Granted	2,829,435	14.87
Forfeited	(3,504)	11.38
Exercised	(311,172)	1.35

Outstanding as of March 31, 2022	8,113,589	$8.83	9.1	$44,630

Exercisable as of March 31, 2022	1,767,303	$4.83	8.1	$16,304

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money as of March 31, 2022.

Restricted Stock Units
RSUs granted under the 2022 Plan generally vest annually over three years. The Company uses the market price of the Company’s common shares on the date of grant to determine the fair value of RSUs.
A summary of RSU activity for awards under the 2022 Plan is presented below:

	Number of Shares	Weighted Average Grate Date Fair Value
Outstanding as of January 1, 2022	—	$—
Granted	703,329	15.00
Vested	—	—
Forfeited	(666)	15.00

Outstanding as of March 31, 2022	702,663	$15.00

Restricted Stock Units—Executive Officer
In June 2021, the Company granted 952,804 RSUs to an executive officer subject to service, performance, and market conditions. In December 2021, the Company added alternative performance conditions for vesting of the same RSUs (the RSU Award). These additional performance conditions provided alternative paths to vesting and the original award from June 2021 and its vesting conditions remained the same, i.e., the original award was not modified.
Each RSU granted in the RSU Award entitles the recipient to one share of common stock upon vesting subject to the service, performance, and market conditions. All 952,804 RSUs were outstanding as of March 31, 2022 and December 31, 2021 and no RSUs were vested or exercisable as of March 31, 2022 or December 31, 2021.
Service Condition
The service condition to vesting of the RSU Award requires the executive officer’s continued employment with the Company through the achievement of any of the performance conditions and the market condition.
Performance Condition
The performance conditions to vesting of the RSU Award include (i) the consummation of a change in control event as defined in the 2017 Plan (Change in Control), (ii) the consummation of the first firm commitment underwritten public offering covering the offer and sale of Company shares, the consummation of the direct listing or direct placement of Company shares on a publicly traded exchange, or the completion of a merger or consolidation with a special purpose acquisition company in which the shares of the surviving or parent entity are listed on a national securities exchange (IPO), or (iii) a Change in Control following an IPO.
Market Condition
The market condition to vesting of the RSU Award involves Company value thresholds depending upon which of the three performance condition scenarios is applicable at the time of measurement.
The Company value on a Change in Control is measured on the date of the Change in Control and is the aggregate amount of deal consideration paid at the closing of a Change in Control by an acquiror for the Company shares of common stock in connection with such Change in Control (Change in Control Market Capitalization). Upon a Change in Control,
(i) one-sixth
of the RSU Award will vest if a minimum Change in Control Market Capitalization of $2.5 billion is achieved, (ii) all of the RSU Award will vest if a $5.0 billion Change in Control Market Capitalization is achieved, and (iii) a portion of the RSU Award will vest based on a straight-line interpolation if a Change in Control Market Capitalization of between $2.5 billion and $5.0 billion is achieved based on a straight-line interpolation.
The Company value in the event of an IPO is measured each June 30 and December 31 following an IPO (subject to applicable lock-up
period) and represents the Company’s Enterprise Value. The Company’s Enterprise Value is determined using the total market capitalization of the Company based the average closing trading price of one share of the Company over the
60-day
period ending on the day prior to the applicable IPO measurement date, less cash. Upon an IPO,
(i) one-sixth
of the RSU Award will vest if a minimum Enterprise Value of $2.5 billion is achieved, (ii) all the RSU Award will vest if a $5.0 billion Enterprise Value is achieved, and (iii) a portion of the RSU Award will vest based on a straight-line interpolation if an Enterprise Value of between $2.5 billion and $5.0 billion is achieved.
The Company utilized
Monte Carlo
simulation models to estimate the fair value of the RSU Award on the date of grant in each of the three performance condition scenarios.
Upon completion of the IPO in February 2022, the performance condition of the RSU Award was satisfied and the Company began recognizing share-based compensation expense on an accelerated attribution basis over the anticipated service period (10 years) and based on the fair value (aggregate $10.3 million) according to the IPO scenario as no other performance condition was deemed probable at the time of the IPO. The Company recognized $0.8 million in share-based compensation expense related to this RSU Award during the three months ended March 31, 2022.

13. Share-Based Compensation
The Company’s 2017 Equity Incentive Plan (the 2017 Plan) provides for the grant of Stock Options, Stock Appreciation Rights, Restricted Stocks, or Restricted Stock Units. The aggregate number of shares of common stock available for issuance pursuant to awards under the 2017 Plan, amended, is 7,927,329 shares.

Stock Options
Stock options granted under the 2017 Plan generally vest over three or four years and expire after 10 years.
The exercise price for stock options granted is the fair value of common shares as determined by the board of directors as of the date of grant. The board of directors determined the value the Company’s common stock considering many factors, including third-party valuation of the Company’s common shares, as well as additional factors, which may have changed since the date of the most recent contemporaneous valuation through the date of grant.
A summary of stock option activity for awards under the 2017 Plan is presented below:

	Options Outstanding and Exercisable
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (in thousands)
Outstanding as of January 1, 2021	1,952,145	$2.66	8.6	$8,143
Granted	4,145,794	6.31
Forfeited	(288,557)	3.40
Exercised	(210,552)	2.10

Outstanding as of December 31, 2021	5,598,830	$5.36	8.9	$7,349

Exercisable as of December 31, 2021	1,696,109	$3.72	8.0	$5,011

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money as of December 31, 2021.

The weighted average grant date fair value per share of stock options granted during the years ended December 31, 2021 and 2020 was $5.77 and $3.19, respectively.
The aggregate grant date fair value of stock options vested during the years ended December 31, 2021 and 2020 was approximately $5.3 million and $1.7 million, respectively.
The Company recorded share-based compensation expense of $6.8 million and $1.1 million during the years ended December 31, 2021 and 2020, respectively. As of December 31, 2021, there was $19.6 million of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the 2017 Plan. This remaining compensation expense is expected to be recognized over a weighted average period of 2.8 years as of December 31, 2021. The intrinsic value of the options exercised for the years ended December 31, 2021 and 2020 was $1.0 million and $0.5 million, respectively. Share-based compensation cost is measured at fair value and is recognized as expense on a straight-line basis over the requisite service period.

Share-based compensation expense was as follows (in thousands):

	Year Ended December 31,
	2021	2020
Research and development	$1,930	$500
General and administrative	4,824	551

Total	$6,754	$1,051

The assumptions used in the Black-Scholes option pricing model for stock options granted were as follows:

	2021	2020
Expected term	6.3—7 years	7 years
Expected volatility	90%—110%	95%—100%
Risk free interest rate	0.83%—1.52%	0.42%—1.42%
Expected dividend yield	—%	—%
Given the lack of an active public market for the common stock during 2021 and 2020, the fair value of the Company’s common stock was determined by the board of directors with input from management and consideration of third-party valuation reports, described further within the
Restricted Stock Units
section below.
Restricted Stock Units
In June 2021, the Company granted 952,804 restricted stock units (RSU) to an executive officer subject to service, performance, and market conditions. In December 2021, the Company added alternative performance conditions for vesting of the same RSUs (the RSU Award). These additional performance conditions provided alternative paths to vesting and the original award from June 2021 and its vesting conditions remained the same, i.e., the original award was not modified.
Each RSU granted in the RSU Award entitles the recipient to one share of common stock upon vesting subject to the service, performance, and market conditions. All 952,804 RSUs were outstanding as of December 31, 2021 and no RSUs were vested or exercisable as of December 31, 2021.
Service Condition
The service condition to vesting of the RSU Award requires the executive officer’s continued employment with the Company through the achievement of any of the performance conditions and the market condition.
Performance Condition
The performance conditions to vesting of the RSU Award include (i) the consummation of a change in control event as defined in the 2017 Plan (Change in Control), (ii) the consummation of the first firm commitment underwritten public offering covering the offer and sale of Company shares, the consummation of the direct listing or direct placement of Company shares on a publicly traded exchange, or the completion of a merger or consolidation with a special purpose acquisition company in which the shares of the surviving or parent entity are listed on a national securities exchange (IPO), or (iii) a Change in Control following an IPO.

Market Condition
The market condition to vesting of the RSU Award involves Company value thresholds depending upon which of the three performance condition scenarios is applicable at the time of measurement.
The Company value on a Change in Control is measured on the date of the Change in Control and is the aggregate amount of deal consideration paid at the closing of a Change in Control by an acquiror for the Company shares of common stock in connection with such Change in Control (Change in Control Market Capitalization). Upon a Change in Control,
(i) one-sixth
of the RSU Award will vest if a minimum Change in Control Market Capitalization of $2.5 billion is achieved, (ii) all of the RSU Award will vest if a $5.0 billion Change in Control Market Capitalization is achieved, and (iii) a portion of the RSU Award will vest based on a straight-line interpolation if a Change in Control Market Capitalization of between $2.5 billion and $5.0 billion is achieved based on a straight-line interpolation.
The Company value in the event of an IPO is measured each June 30 and December 31 following an IPO (subject to applicable lock-up
period) and represents the Company’s Enterprise Value. The Company’s Enterprise Value is determined using the total market capitalization of the Company based the average closing trading price of one share of the Company over the
60-day
period ending on the day prior to the applicable IPO measurement date, less cash. Upon an IPO,
(i) one-sixth
of the RSU Award will vest if a minimum Enterprise Value of $2.5 billion is achieved, (ii) all the RSU Award will vest if a $5.0 billion Enterprise Value is achieved, and (iii) a portion of the RSU Award will vest based on a straight-line interpolation if an Enterprise Value of between $2.5 billion and $5.0 billion is achieved.
The Company utilized
Monte Carlo
simulation models to estimate the fair value of the RSU Award on the date of grant in each of the three performance condition scenarios. In applying the
Monte Carlo
methodology, Change in Control Market Capitalization and Enterprise Value were simulated and allocated to the various classes of equity in the Company’s capital structure according to the characteristics of that capital structure, such as the number of shares of each class of equity, seniority levels, liquidation preferences and conversion values for redeemable convertible preferred stock, and participation thresholds for common stock and each series of redeemable convertible preferred stock. The fair value of the RSU Award in each of the three performance condition scenarios is the average of the discounted proceeds to the common stock across all simulated paths.
Application of the
Monte Carlo
simulation model to each of the three performance condition scenarios requires various subjective assumptions that represent management’s best estimates of the fair value of common stock, expected equity volatility, risk-free interest rate, discount period, expected dividend yield, and time to achievement of a performance condition.
Fair Value of Common Stock and Fair Value of Total Equity
—Given the lack of an active public market for the common stock (prior to the Company’s IPO), the fair value of the Company’s common stock and total equity was determined by the board of directors with input from management and consideration of third-party valuation reports. In the absence of a public trading market, and as a clinical-stage company with no significant revenues, the Company believes that it was appropriate to consider a range of factors to determine the fair market value of the common stock at each grant date and resulting total equity value. In determining the fair value of its common stock and total equity value, the Company used methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants’ (AICPA) Audit and Accounting Practice Aid Series: Valuation of Privately Held Company Equity Securities Issued as Compensation. In addition, the Company considered various objective and subjective factors, along with input from the independent third-party valuation firm. The factors included (1) the achievement of clinical and operational milestones by the Company; (2) the significant risks associated with the Company’s stage of development; (3) capital market conditions for life science companies, particularly similarly situated, privately held, early-stage life science companies; (4) the Company’s available cash, financial condition, and results of operations; (5) the most recent sales of the Company’s redeemable convertible preferred stock; and (6) the preferential rights of the outstanding redeemable convertible preferred stock.
Expected Equity Volatility
—Due to the lack of a public market for the Company’s common stock (prior to the Company’s IPO) and the lack of company-specific historical and implied volatility data, the Company has based its computation of expected volatility on the historical volatility of a representative group of public companies with similar characteristics to the Company (e.g., public entities of similar size, complexity, stage of development, and industry focus). The historical volatility is calculated based on a period commensurate with the expected date of achievement of a performance condition.
Risk-Free Interest Rate and Discount Period—
The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected time to achieve of a performance condition. The discount period is the period between the valuation date and the assumed change in control event date, with the assumption that all equity shares in the capital structure are paid out in cash.
Expected
Dividend Yield
—The expected dividend yield is based on the Company’s historical and expected dividend payouts. The Company has historically paid no dividends and does not anticipate dividends to be paid in the future.
Expected Time to Achievement of a Performance Condition—
The time to the achievement of a performance condition is based on the Company’s best estimate of the period of time to achievement of a performance condition that attains the established market capitalization thresholds.
The Company determined the fair value of the RSU Award considering third-party valuation reports. The Company considered several objective and subjective factors, including weighted probability of various liquidation event scenarios, operating and financial performance, discount for lack of marketability of the Company’s equity, and general and industry-specific economic outlook, among other factors. The discount for lack of marketability was applied to reflect the increased risk arising from the inability to readily sell the RSUs. The assumptions used in the
Monte Carlo
s simulation models to determine the grant date fair value of the RSU Award for each of the three performance condition scenarios were as follows:

	Change in Control	IPO	Change in Control Following an IPO
Date of grant	June 9, 2021	December 7, 2021	December 7, 2021
Time to liquidity event (years)	1.56—3.06	10.00	1.33
Equity volatility	100%—110%	70%	65%
Risk-free interest rate	0.11%—0.31%	1.47%	0.44%
Discount for lack of marketability	26%—32%	5%	5%
Fair value of the RSU award (in thousands)	$1,580	$10,300	$150
The performance condition will only become probable in the event of a change in control or an IPO. Accordingly, as a performance condition was not achieved in 2021, the Company did not record any share-based compensation expense related to this RSU Award in the year ended December 31, 2021.

Upon completion of the IPO in February 2022, the performance condition was satisfied and the Company began recognizing share-based compensation expense on an accelerated attribution basis over the anticipated service period (10 years) and based on the fair value (aggregate $10.3 million) according to the IPO scenario
Monte Carlo
simulation model as no other performance condition was deemed probable at the time of the IPO.